Financial Instruments - Estimated Fair Values of Derivative Financial Instruments Included in Risk Management Asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation Of Changes In Derivative Financial Assets (Liabilities), Net [Roll Forward]
Derivative financial asset (liability), net, beginning balance	$ 5	$ 9
Risk management activities	(68)	(6)
Foreign exchange	(1)	1
Other comprehensive income	(1)	1
Derivative financial asset (liability), net, ending balance	(65)	5
Less: current portion	(8)	5
Derivative (liability) asset	$ (57)	$ 0